Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	¥ 4,056	¥ 4,417
Interest-earning deposits in other banks	104,084	105,702
Call loans and funds sold	1,463	1,738
Receivables under resale agreements	18,414	18,824
Receivables under securities borrowing transactions	5,535	5,001
Investment securities	22,739	24,844
Loans, net of allowance for credit losses	128,849	126,555
Other financial assets	9,453	11,761
Non-interest-bearing	38,259	38,805
Interest-bearing	206,662	208,360
Total deposits	244,921	247,165
Call money and funds purchased	4,944	5,094
Payables under repurchase agreements	37,724	35,690
Payables under securities lending transactions	644	1,017
Due to trust account and other short-term borrowings	27,278	15,747
Long-term debt	24,418	39,833
Other financial liabilities	8,192	9,081
Carrying amounts of investments in equity method investees	4,197	4,116
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,056	4,417
Interest-earning deposits in other banks	104,084	105,702
Call loans and funds sold	1,463	1,738
Receivables under resale agreements	18,414	18,824
Receivables under securities borrowing transactions	5,535	5,001
Investment securities	22,549	24,558
Loans, net of allowance for credit losses	129,101	126,707
Other financial assets	9,453	11,761
Non-interest-bearing	38,259	38,805
Interest-bearing	206,815	208,512
Total deposits	245,074	247,317
Call money and funds purchased	4,944	5,094
Payables under repurchase agreements	37,724	35,690
Payables under securities lending transactions	644	1,017
Due to trust account and other short-term borrowings	27,278	15,747
Long-term debt	23,958	39,103
Other financial liabilities	8,192	9,081
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	4,056	4,417
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	12,927	14,522
Loans, net of allowance for credit losses	2	2
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	104,084	105,702
Call loans and funds sold	1,463	1,738
Receivables under resale agreements	18,414	18,824
Receivables under securities borrowing transactions	5,535	5,001
Investment securities	7,799	7,457
Loans, net of allowance for credit losses	298	295
Other financial assets	9,453	11,761
Non-interest-bearing	38,259	38,805
Interest-bearing	206,815	208,512
Total deposits	245,074	247,317
Call money and funds purchased	4,944	5,094
Payables under repurchase agreements	37,724	35,690
Payables under securities lending transactions	644	1,017
Due to trust account and other short-term borrowings	27,278	15,747
Long-term debt	23,958	39,103
Other financial liabilities	8,192	9,081
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	1,823	2,579
Loans, net of allowance for credit losses	128,801	126,410
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0